General and Administrative - Additional Information (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
General And Administrative Line Item
Government grants	$ 180,838	$ 75,848
Jobs Support Scheme
General And Administrative Line Item
Government grants	72,832
Wages Credit Scheme
General And Administrative Line Item
Government grants	$ 1,627